Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2023
Supplemental Cash Flow Elements [Abstract]
Schedule of Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions presented separately from the condensed consolidated statements of cash flows for the nine months ended September 30, 2023 and 2022 are as follows (in thousands):

	Nine Months Ended September 30,
	2023	2022
Cash paid during the period for interest	$27	$14
Issuance of preferred stock in exchange for debt	$36,000	$-
Issuance of common stock upon vesting of restricted stock units (Note 8)	$2	$6
Issuance of warrants for debt issuance under the 2020 Loan Agreement	$-	$178
Fair value of liability classified warrants at debt inception date (Note 6)	$663	$3,666
Debt refinanced with new debt (Note 5)	$-	$7,160